Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants
Warrants

7. Warrants

There were no warrants issued or exercised during the six months ended June 30, 2026. During the six months ended June 30, 2026, warrants to purchase up to 65,003 shares of common stock at a weighted-average exercise price of $49.99 per share expired. The following represents a summary of the warrants outstanding and exercisable at June 30, 2026, all of which are equity-classified:

Issue Date	Adjusted Exercise Price	Expiration Date	Number of Shares Underlying Warrants
December 17, 2021	$14.99	December 15, 2026	36,538
December 17, 2021	$13.99	December 17, 2026	281,047
Total			317,585

7. Warrants

The following table summarizes warrant activity for the year ended December 31, 2025:

	Number of Common Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2025	934,373	$55.01
Warrants Expired	(551,785)	79.15
Outstanding December 31, 2025	382,588	$20.20	0.82	$-

The following represents a summary of the warrants outstanding at December 31, 2025, all of which are equity-classified:

Issue Date	Adjusted Exercise Price	Expiration Date	Number of Shares Underlying Warrants
December 17, 2021	$14.99	December 15, 2026	36,538
December 17, 2021	$13.99	December 17, 2026	281,047
February 16, 2021	$49.99	February 11, 2026	65,003
Total			382,588

Warrants to purchase 535,830 shares of common stock with a contingent cash redemption feature expired during the year ended December 31, 2025. These warrants included terms that could have given rise to an obligation of the Company to pay cash to its warrant holders following a change in control. Following the execution of the Merger Agreement on November 13, 2024, the Company concluded this contingent cash redemption feature was no longer within its control and accordingly reclassified these warrants from equity to liability, remeasuring the fair value of these warrants at approximately $67 thousand as of December 31, 2024, recording a corresponding loss in the Company’s consolidated statements of operations. Since the warrants expired during the year ended December 31, 2025, prior to a change in control occurring, the Company recorded a gain of $67 thousand in the Company’s consolidated statements of operations for the year ended December 31, 2025.

Warrants to purchase 65,003 shares of common stock, with a weighted-average exercise price of $49.99, expired subsequent to December 31, 2025, but before the date these consolidated financial statements were issued.